Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)		10,000,000	10,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.02	$ 0.02
Ordinary shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	3,120,158	3,096,344
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.02	$ 0.02
Ordinary shares, shares authorized (in Shares)	[1]	2,500,000	2,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	140,499	140,499
Class C Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.02	$ 0.02
Ordinary shares, shares authorized (in Shares)	[1]	2,500,000	2,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	156,186	156,186

[1]	The share information is presented on a retroactive basis to reflect the share consolidation effected on September 15, 2026 (Note 1).